Summary of significant accounting policies (Revenue by major product line and Foreign Currency translation) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2016	Dec. 31, 2015
Revenues	$ 4,293	$ 5,115	$ 1,570
Foreign exchange	6.52	6.98		1.00
Foreign Currency Exchange Rate	6.90	6.89	6.64		1.00
Maximum [Member]
Foreign exchange	0.77
Foreign Currency Exchange Rate	0.73
Minimum [Member]
Foreign exchange	1.00
Foreign Currency Exchange Rate	1.00
Interest On Loans [Member]
Revenues	$ 1,667	$ 3,930	$ 980
Property lease and management
Revenues	1,130	$ 1,185	$ 590
Financial technology solution and services (Member)
Revenues	$ 1,496